Shareholders' Equity - Summary of Stock Options Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Number of Options outstanding, beginning balance	3,000,000
Number of Options granted		3,000,000
Number of Options exercised
Number of Options expired forfeited
Number of Options outstanding ending balance	3,000,000	3,000,000
Number of Options exercisable	3,000,000
Weighted Average Exercise Price outstanding beginning balance	$ 0.60
Weighted Average Exercise Price granted		0.60
Weighted Average Exercise Price exercised
Weighted Average Exercise Price expired or forfeited
Weighted Average Exercise Price outstanding	0.60	0.60
Weighted Average Exercise Price, exercisable	$ 0.60